Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions

26. Provisions

	Restructuring	Decommissioning	Legal settlement
At December 31, 2022	3,800	7,194	—
Decreases: Included in the acquisition value of right-of-use assets		(2,133)	—
Charged to the consolidated statement of operations:
- Additional provisions recognized	41,269	—	9,250
- Unwinding of discount effect	116	52	—
- Reversal of non-utilized amounts	(396)	—	—
Amounts used during the year	(13,781)	—	—
Reclassifications	3,608	(3,608)	—
Charged to other comprehensive loss:
- Exchange differences	647	26	—
At December 31, 2023	35,263	1,531	9,250
Non-current	9,185	1,531	—
Current	26,078	—	9,250

Restructuring

The restructuring provisions recorded in 2023 relate principally to decommissioning and other exit costs for the discontinued construction of the new production facilities in Peterborough, UK and Dallas-Fort Worth, Texas. The Group has also recorded provisions related to organizational restructuring. The organizational restructuring plan was drawn up and announced to the employees during 2023.

The restructuring provision recorded in 2022 related principally to organizational restructuring. The restructuring plan was drawn up and announced to the employees of the Group in the fourth quarter of 2022. The restructuring was completed in 2023.

Decommissioning

A provision has been recognized for decommissioning costs which relates to restoration costs for leased production facilities. The decommissioning is expected to be settled at the end of the respective lease term.

Legal settlement

For information regarding the legal settlement, see Note 33 Commitments and contingencies.